UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:    12/31/12

Item 1.  Reports to Stockholders.

Swan Defined Risk FUND

Semi - Annual Report

December 31, 2012

1-877-896-2590

www.swandefinedriskfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

SWAN DEFINED RISK FUND
PORTFOLIO REVIEW
December 31, 2012 (Unaudited)

The Fund's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

		Since Inception
Swan Defined Risk Fund - Class A		(0.13)%	(a)
Swan Defined Risk Fund - Class A with Load		(5.61)%	(a)
S&P 500 Total Return Index (b)		(1.63)%	(a)
Swan Defined Risk Fund - Class C		(1.86)%	(c)
S&P 500 Total Return Index (b)		(1.63)%	(c)
Swan Defined Risk Fund - Class I		(0.06)%	(a)
S&P 500 Total Return Index (b)		(1.63)%	(a)

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The total operating expenses as stated in the fee table to the Fund's prospectus dated June 26, 2012 are 1.68%, 2.43% and 1.43% for the Class A , C and I Shares respectively.  For performance information current to the most recent month-end, please call 1-877-896-2590.

(a) Inception date is July 30, 2012.

(b) The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

(c) Inception date is October 18, 2012

Top Ten Holdings by Industry	% of Net Assets
Exchange Traded Funds	88.9%
Money Market	3.7%
Purchase Options	7.9%
Other Assets and Liabilities	0.4%
Written Options	(0.9)%
	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 88.9%
	EQUITY FUNDS - 88.9%
285,215	Consumer Discretionary Select Sector SPDR Fund	$ 13,527,747
371,573	Consumer Staples Select Sector SPDR Fund	12,941,888
181,657	Energy Select Sector SPDR Fund	12,977,576
852,142	Financial Select Sector SPDR Fund	13,975,129
335,399	Health Care Select Sector SPDR Fund	13,399,190
360,116	Industrial Select Sector SPDR Fund	13,648,396
361,461	Materials Select Sector SPDR Fund	13,569,246
436,637	Technology Select Sector SPDR Fund	12,640,641
363,615	Utilities Select Sector SPDR Fund	12,708,344
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $119,176,820)	119,388,157

Contracts
	PURCHASED PUT OPTIONS - 7.9%
50	Russell 2000 Index, Expiration January 2013, Exercise Price $780	9,625
45	S&P 500 Index, Expiration December 2013, Exercise Price $1,500	685,125
59	S&P 500 Index, Expiration December 2013, Exercise Price $1,425	683,220
98	S&P 500 Index, Expiration December 2013, Exercise Price $1,475	1,376,410
110	S&P 500 Index, Expiration December 2013, Exercise Price $1,400	1,153,350
524	SPDR S&P 500 ETF Trust, Expiration December 2013, Exercise Price $1,450	6,654,800
		10,562,530
	PURCHASED CALL OPTIONS - 0.0%
99	Russell 2000 Index, Expiration January 2013, Exercise Price $880	30,195

	TOTAL PURCHASED OPTIONS - (Cost - $12,730,058)	10,592,725

Shares
	SHORT TERM INVESTMENTS - 3.7%
4,955,471	Dreyfus Treasury Cash Management, 0.01% *	4,955,471
	(Cost $4,955,471)

	TOTAL INVESTMENTS - 99.7% (Cost - $136,862,349)(a)	$ 134,936,353
	CALL OPTIONS WRITTEN - (0.3) %	(364,765)
	PUT OPTIONS WRITTEN - (0.6) %	(804,860)
	OTHER ASSETS LESS LIABILITIES - 0.4%	507,545
	NET ASSETS - 100.0%	$ 135,327,154
Contracts
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.3) %
834	S&P 500 Index, Expiration November 2012, Exercise Price $1,510	$ 227,265
50	Russell 2000 Index, Expiration January 2013, Exercise Price $830	137,500
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $582,054)	$ 364,765

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.6) %
50	Russell 2000 Index, Expiration January 2013, Exercise Price $830	$ 41,750
834	S&P 500 Index, Expiration November 2012, Exercise Price $1,320	763,110
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $824,529)	$ 804,860

	TOTAL OPTIONS WRITTEN - (Proceeds $1,406,583)	$ 1,169,625

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options written is $135,455,767 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 2,261,518
Unrealized depreciation:		(3,950,556)
Net unrealized depreciation		$ (1,689,038)

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 136,862,349
At value	$ 134,936,353
Receivable for securities sold	77,258
Dividends and interest receivable	903,194
Receivable for Fund shares sold	1,065,435
Prepaid expenses and other assets	26,692
TOTAL ASSETS	137,008,933

LIABILITIES
Options written, at value (Proceeds $1,406,583)	1,169,625
Payable for investments purchased	388,548
Fees payable to other affiliates	288
Investment advisory fees payable	118,024
Distribution (12b-1) fees payable	5,294
TOTAL LIABILITIES	1,681,779
NET ASSETS	$ 135,327,154

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 137,396,629
Undistributed net investment loss	(18,353)
Accumulated net realized loss from security transactions	(362,084)
Net unrealized depreciation of investments	(1,689,038)
NET ASSETS	$ 135,327,154

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 19,197,067
Shares of beneficial interest outstanding	1,943,596
Net asset value (Net Assets ÷ Shares Outstanding)	$ 9.88
Maximum offering price per share (maximum sales charge of 5.50%)	$ 10.48

Class C Shares :
Net Assets	$ 1,509,270
Shares of beneficial interest outstanding	152,890
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$ 9.87

Class I Shares:
Net Assets	$ 114,620,817
Shares of beneficial interest outstanding	11,600,568
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$ 9.88

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENT OF OPERATIONS (a)
For the Period July 30, 2012 through December 31, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$ 1,427,096
TOTAL INVESTMENT INCOME	1,427,096

EXPENSES
Investment advisory fees	380,248
Distribution (12b-1) fees:
Class A	16,030
Class C	1,623
Administrative services fees	38,957
Registration fees	25,858
Accounting services fees	13,911
Transfer agent fees	11,733
Interest expense	8,704
Legal Fee	8,473
Audit Fee	7,281
Compliance officer fees	5,632
Custodian fees	3,128
Printing and postage expenses	3,128
Trustees fees and expenses	2,085
Other expenses	1,745
Insurance expense	1,669
TOTAL EXPENSES	530,205

Plus: Fees waived/reimbursed by the Advisor	(3,405)

NET EXPENSES	526,800

NET INVESTMENT INCOME	900,296

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	1,684,953
Options written	(1,409,492)
Net realized gain on investments and options written	275,461
Net change in unrealized appreciation (depreciation) on:
Investments	(1,925,996)
Options written	236,958
Net change in unrealized depreciation on investments and options written	(1,689,038)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND OPTIONS WRITTEN	(1,413,577)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (513,281)

(a)	The Swan Defined Risk Fund Class A and I shares commenced operations on July 30, 2012. Class C Shares commenced operations on October 18, 2012

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENT OF CHANGES IN NET ASSETS

Period July 30, 2012
through
December 31, 2012 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 900,296
Net realized gain on investments and options written	275,461
Net change in unrealized depreciation on investments and options written	(1,689,038)
Net decrease in net assets resulting from operations	(513,281)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(97,384)
Class I	(534,663)
Class C	(5,498)
From net investment income:
Class A	(126,958)
Class I	(785,179)
Class C	(6,512)
Net decrease in net assets resulting from distributions to shareholders	(1,556,194)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	26,081,151
Class I	131,142,116
Class C	1,509,109
Net asset value of shares issued in reinvestment of distributions:
Class A	214,204
Class I	1,141,948
Class C	11,311
Payments for shares redeemed:
Class A	(6,809,570)
Class I	(15,893,640)
Class C	-
Net increase in net assets from shares of beneficial interest	137,396,629

TOTAL INCREASE IN NET ASSETS	135,327,154

NET ASSETS
Beginning of Period	-
End of Period*	$ 135,327,154
* Includes undistributed net investment income of:	$ (18,353)

SHARE ACTIVITY
Class A:
Shares Sold	2,608,365
Shares Reinvested	21,725
Shares Redeemed	(686,494)
Net increase in shares of beneficial interest outstanding	1,943,596

Class I:
Shares Sold	13,094,221
Shares Reinvested	115,699
Shares Redeemed	(1,609,352)
Net increase in shares of beneficial interest outstanding	11,600,568

Class C:
Shares Sold	151,743
Shares Reinvested	1,147
Net increase in shares of beneficial interest outstanding	152,890

(a)	The Swan Defined Risk Fund Class A and I shares commenced operations on July 30, 2012 and Class C shares commenced operations on October 18, 2012.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A (1)	Class I (1)	Class C (2)
	Period July 30, 2012	Period July 30, 2012	Period October 18,
	through	through	2012 through
	December 31, 2012	December 31, 2012	December 31, 2012
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 10.00	$ 9.39	$ 9.39

Activity from investment operations:
Net investment income (loss) (3)	0.01	0.11	0.06
Net realized and unrealized
gain (loss) on investments	(0.02)	(0.11)	(0.25)
Total from investment operations	(0.01)	(0.00)	(0.19)

Less distributions from:
Net investment income	(0.06)	(0.07)	(0.05)
Net realized gains	(0.05)	(0.05)	(0.05)
Total distributions	(0.11)	(0.12)	(0.10)

Net asset value, end of period	$ 9.88	$ 9.27	$ 9.10

Total return (4,5)	(0.13)%	(0.06)%	(1.86)%

Net assets, at end of period (000s)	$ 19,197	$ 114,621	$ 1,509

Ratio of gross expenses to average
net assets (6,7)	1.70%	1.30%	2.30%
Ratio of net expenses to average
net assets (7)	1.65%	1.30%	2.30%
Ratio of net investment income
to average net assets (7)	1.56%	2.49%	3.10%

Portfolio Turnover Rate (5)	0%	0%	0%

(1)	The Swan Defined Risk Fund's Class A and Class I shares commenced operations on July 30, 2012.
(2)	The Swan Defined Risk Fund's Class C shares commenced operations on October 18, 2012.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total return assumes reinvestment of all dividends and distributions, if any.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Unaudited)

1.

ORGANIZATION

The Swan Defined Risk Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek income and growth of capital. The Fund commenced operations on July 30, 2012.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A shares and Class I shares commenced operations on July 30, 2012 and Class C shares on October 18, 2012.  Class A shares are offered at net asset value plus a maximum sales charge of 5.50%.  Class I and Class C shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid price on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 119,388,157	$ -	$ -	$ 119,388,157
Long and Short Put Options, net	9,757,670	-	-	9,757,670
Long and Short Call Options, net	(334,570)	-	-	(334,570)
Short-Term Investments	4,955,471	-	-	4,955,471
Total	$ 133,766,728	$ -	$ -	$ 133,766,728

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii)

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Swan Capital Management, Inc. (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended December 30, 2012, the Advisor earned advisory fees of $380,248.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed at least until October 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.65%, 2.40% and 1.40% of the daily average net assets attributable to Class A, Class C and Class I shares respectively. During the period ended December 31, 2012, the Advisor waived fees and reimbursed expenses of $3,405.

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A , Class C and Class I shares are subsequently less than 1.65%, 2.40% and 1.40% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.65%, 2.40% and 1.40% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.65%, 2.40% and 1.40% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of December 31, 2012 there was $3,405 of fee waivers subject to recapture by the Advisor through June 30, 2016.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A shares and Class C shares respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $16,030 in distribution fees for Class A shares and $1,623 in distribution fees for Class C shares were paid during the period ended December 31, 2012.

Effective February 23, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $3,000 per quarter for each Independent Trustee, plus $2,000 per year for the Chairman of the Audit Committee and the Chairman of the Board of Trustees.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for period ended December 31, 2012 amounted to $119,176,820 and $0, respectively.

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

5.

DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the period ended December 31, 2012 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	-	$ -
Options written	17,588	22,248,447
Options closed	(15,820)	(20,841,864)
Outstanding at End of Period	1,768	$ 1,406,583

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB (Financial Accounting Services Board) issued ASU (Accounting Standards Update) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

SWAN DEFINED RISK FUND

SUPPLEMENTAL INFORMATION

December 31, 2012 (Unaudited)

Approval of Advisory Agreement – Swan Defined Risk Fund

In connection with a meeting held on May 30 & 31, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Swan Capital Management (“SCM” or the “Adviser”) and the Trust, on behalf of the Swan Defined Risk Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of SCM’s operations, the background of the adviser’s CCO, and the experience of its investment professionals.   The Trustees noted that although the adviser is a recently formed company, its personnel have significant experience in the investment management industry.  They reviewed financial information about SCM’s affiliate, Swan Wealth Advisers, Inc. (“SWA”), that was provided by SCM.  They discussed SCM’s “Defined Risk Strategy” and their ability to limit traditional losses that occur in bear markets with use of options and equity ETF’s.  They concluded that the adviser would be able to provide an adequate level of service to the Fund.

Performance.  Because Swan had not yet commenced operations, the Trustees could not consider its past performance.  However, the Trustees considered the DRS Select Composite, provided by SCM, showing the performance of a composite of accounts managed by  Mr. Swan using the DRS strategy.  They noted that the strategy had generally outperformed the S&P 500 Index.  The Trustees concluded that the adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board noted that SCM proposed to charge an annual advisory fee of 1.00%.  The Trustees compared the Fund’s advisory fee and estimated expense ratio to a peer group selected by the adviser, noting that the Fund’s proposed advisory fee and estimated expenses were below the average of the peer group.  They discussed fees charged by SWA for separately managed accounts and that this fee will fall in the middle of the peer average.  They also discussed the strategy that SCM intends to implement on behalf of the Fund and the uniqueness and complexity of the strategy.  The Trustees concluded that SCM’s advisory fee, as well as its overall expense ratio, was reasonable.

SWAN DEFINED RISK FUND

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2012 (Unaudited)

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management of Swan.  The Trustees noted that SCM had indicated a willingness to share in the economies of scale, but did not specify the level at which that would occur.  The Board agreed that the Fund would not likely reach economies of scale in the short term.  After discussion, it was the consensus of the Board that based on the adviser’s estimates for the size of the Fund for the first two years, the Board would re-evaluate breakpoints if the Fund achieves significant asset growth within the initial term of the advisory agreement.

Profitability.  The Board considered the anticipated profits to be realized by SCM in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered other possible benefits to be realized by SCM from other activities related to the Fund, noting the adviser anticipated none.  The Trustees concluded that because of the expense limitation agreement and expected asset levels, the Board was satisfied that SCM’s profits from its relationship with the Fund would not be excessive.

Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

SWAN DEFINED RISK FUND

EXPENSE EXAMPLES

December 31, 2012 (Unaudited)

As a shareholder of the Swan Defined Risk Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Swan Defined Risk Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 30, 2012 through December 31, 2012 for Class A and Class I and from October 18, 2012 through December 31, 2012 for Class C.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/30/12	Ending Account Value 12/31/12	Expenses Paid During Period 7/30/12 – 12/31/12	Expense Ratio During the Period 7/30/12 – 12/31/12
Class A *	$1,000.00	$998.70	$7.00	1.65%
Class I *	$1,000.00	$999.40	$5.52	1.30%
	Beginning Account Value 10/1/12	Ending Account Value 12/31/12	Expenses Paid During Period 10/18/12 – 12/31/12	Expense Ratio During the Period 10/18/12 – 12/31/12
Class C **	$1,000.00	$981.40	$4.70	2.31%

Hypothetical (5% return before expenses)***	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period 7/1/12 – 12/31/12****	Expense Ratio During the Period 7/1/12 – 12/31/12
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.56	$11.72	2.31%
Class I	$1,000.00	$1,018.65	$6.51	1.30%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (155) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (75) divided by the number of days in the fiscal year (365).

***The hypothetical example assumes that the Portfolio was in operation for the full six months ended 12/31/2012.

****Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

SWAN DEFINED RISK FUND

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address* Age	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark H. Taylor*** Year of Birth: 1964	Trustee	February 2012, Indefinite	Professor of Accountancy, Case Western Reserve University since August 2009; Professor and John P. Begley Endowed Chair in Accounting, Creighton University, 2002-2009; Member AICPA Accounting Standards Board, since December 2008.	106

Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc.   (Director and Audit Committee Chairman) (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).

Jerry Vincentini Year of Birth: 1940	Trustee, Chairman	February 2012, Indefinite	Retired; President and Owner, Pins, Patches, Plaques Etc. Inc., since 2003; President and Owner, Graduation Supplies Inc., 1980-2008.	7	Lifetime Achievement Fund, Inc. (July 2000 to Present).
Anthony M. Payne Year of Birth: 1942	Trustee	February 2012, Indefinite	Retired since July 2008; Executive Director, Iowa West Foundation (philanthropic non-profit foundation) and Iowa West Racing Association (non-profit corporation) from 1996 to July 2008.	7	Lifetime Achievement Fund, Inc. (February 2012 to April 2012)

SWAN DEFINED RISK FUND

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2012

Independent Trustees

Name, Address* Age	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen Year of Birth: 1944	Trustee	February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (2008-Present); Of Counsel, Woodbury & Kesler (Law Firm, 2008-Present); Legal Consultant, Jensen Consulting (2004-2008).	7

Wasatch Funds Trust (19 Funds), 1986 to present; Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) December 2007 to present; Lifetime Achievement Fund, Inc. (February 2012 to Present).

John V. Palancia Year of Birth: 1954	Trustee	February 2012, Indefinite	Director – Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (2006- December 2011).	106

Ladenburg Thalmann Alternative Strategies Fund (since June 2012); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Northern Lights Fund Trust (December 2011) ; Northern Lights Variable Trust (December 2011

* The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605Wright Street, Omaha, Nebraska 68130

** The "Fund Complex" includes the following registered management investment companies in addition to NLFT III: Northern Lights Fund Trust, Northern Lights Fund Trust II, and Northern Lights Variable Trust.

*** Mark H. Taylor also serves as an independent trustee of Northern Lights Fund Trust (“NL Trust”), a separate trust in the Fund Complex.  On May 30, 2012, NL Trust and certain of its current and former trustees (including Mr. Taylor) and chief compliance officer (collectively, the "Recipients") received a Wells notice from the staff of the U.S. Securities and Exchange Commission (the "SEC").  A Wells notice is neither a formal allegation nor a finding of wrongdoing.  A Wells notice discloses that the SEC staff is considering recommending that the SEC commence proceedings against a party, alleging violations of certain provisions of the Federal securities laws.  The Wells notice received by the Recipients does not involve NLFT.  Rather, it relates primarily to NL Trust’s review of certain investment advisory agreements, and alleges separate books and records and compliance violations.  The Recipients disagree with the SEC’s potential allegations and believe their actions complied with existing rules.

SWAN DEFINED RISK FUND

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2012

Officers

Name, Address Age	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President	February 2012, indefinite

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer	February 2012, indefinite	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); Vice-President, GemCom, LLC (since 2004).
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary	February 2012, indefinite

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President of Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

William Kimme 80 Arkay Drive Hauppauge, NY 11788 Born in 1963	Chief Compliance Officer	February 2012, indefinite

Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2001 - present); Compliance Officer, Mick & Associates (August, 2009 - September 2011); Assistant Director, FINRA (January 2000 - August 2009).

12/31/12-NLIII V3

PRIVACY NOTICE                                        Rev. April 2012

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR

Swan Capital Management, Inc.

227 E. Third Avenue, Unit A

Durango, CO 81301

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/8/13

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

3/8/13